Note 30	6 Months Ended
Jun. 30, 2023
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	June 2023	December 2022
Loan commitments given	6.2.2	155,009	136,920
Of which: impaired		164	177
Central banks		162	—
General governments		2,410	3,031
Credit institutions		27,971	15,407
Other financial corporations		5,962	5,895
Non-financial corporations		67,741	68,120
Households		50,763	44,467
Financial guarantees given	6.2.2	16,007	16,511
Of which: impaired ⁽¹⁾		233	281
Central banks		—	—
General governments		173	96
Credit institutions		430	475
Other financial corporations		1,311	1,263
Non-financial corporations		13,951	14,541
Households		142	135
Other commitments given	6.2.2	39,561	39,137
Of which: impaired ⁽¹⁾		672	689
Central banks		—	—
General governments		304	215
Credit institutions		3,976	4,134
Other financial corporations		1,897	1,758
Non-financial corporations		33,211	32,858
Households		174	171
Total	6.2.2	210,578	192,568
(1) Impaired financial guarantees given amounted to €905 and €970 million, respectively, as of June 30, 2023 and December 31, 2022, respectively.
As of June 30, 2023 and December 31, 2022, the provisions for loan commitments given, financial guarantees given and other commitments given, recorded in the consolidated balance sheet amounted €239 million, €138 million and €372 million; and €243 million, €175 million and €353 million, respectively (see Note 23).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.